INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Krillase

As part of the asset acquisition of ACB Holding AB, Reg. No. 559119-5762, completed on September 12, 2018, Marizyme acquired all rights, titles, and interest in the Krillase technology, a group of intangible assets worth $28,600,000. Krillase is a naturally occurring enzyme that acts to break protein bonds and has applications in wound debridement, wound healing, dental care and thrombosis. The useful lives of the intangible assets are based on the life of the patent and related technology. The patents and related technology for Krillase have not been amortized since the acquisition, as they have not yet been put into operations. The Company expects to put Krillase into operations and establish the first stream of revenue from the sale of the product in 2023.

DuraGraft

As part of Somah acquisition in 2020, Marizyme purchased $18,170,000 of intangible assets related to the DuraGraft® technology.

MARIZYME, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

My Health Logic

As part of My Health Logic acquisition (see Note 4), Marizyme purchased MHL’s lab-on-chip technology platform and its patient-centric, digital point-of-care diagnostic device, MATLOC, fair valued at an aggregate amount of $6,600,000.

	September 30, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Krillase intangible assets	$28,600,000	$-	$28,600,000	$28,600,000	$-	$28,600,000
Patents in process	122,745	-	122,745	122,745	-	122,745
DuraGraft patent	5,256,000	(875,999)	4,380,001	5,256,000	(572,768)	4,683,232
DuraGraft - Distributor relationship	308,000	(66,733)	241,267	308,000	(43,633)	264,367
DuraGraft IPR&D - Cyto Protectant Life Sciences	12,606,000	-	12,606,000	12,606,000	-	12,606,000
My Health Logic - Trade name	450,000	(24,911)	425,089	450,000	(804)	449,196
My Health Logic - Biotechnology	4,600,000	(209,706)	4,390,294	4,600,000	(6,765)	4,593,235
My Health Logic - Software	1,550,000	(80,083)	1,469,917	1,550,000	(2,583)	1,547,417
Total intangibles	$53,492,745	$(1,257,432)	$52,235,313	$53,492,745	$(626,553)	$52,866,192

Goodwill	DuraGraft	My Health Logic	Total
Balance, December 31, 2020	$-	$-	$-
Additions on acquisitions	5,416,000	1,774,656	7,190,656
Impairment		-	-
Balance, December 31, 2021 and September 30, 2022	$5,416,000	$1,774,656	$7,190,656

The following changes to the Company’s intangible assets had taken place in the periods indicated:

Balance, December 31, 2020	$42,278,211
Acquired in Somah Transaction	4,022,271
Acquired in My Health Logic Transaction	6,600,000
Additions	2,775
Amortization expense	(37,065)
Balance, December 31, 2021	$52,866,192
Amortization expense	(630,879)
Balance, September 30, 2022	$52,235,313

Future amortizations for DuraGraft and My Health Logic intangible assets for the next five years will be $841,172 for each year from 2023 through 2027 and $6,700,706 for 2028 and thereafter. Amortization related to the Krillase product and in process research and development will be determined upon the Company achieving commercialization.

4. Intangible Assets and Goodwill

Krillase

As part of the asset acquisition of ACB Holding AB, Reg. No. 559119-5762, completed on September 12, 2018, Marizyme acquired all rights, titles, and interest in the Krillase technology, a group of intangible assets worth $28,600,000. Krillase is a naturally occurring enzyme that acts to break protein bonds and has applications in wound debridement, wound healing, dental care and thrombosis. The useful lives of the intangible assets are based on the life of the patent and related technology. The patents and related technology for Krillase have not been amortized since the acquisition, as they have not yet been put into operations.

The Company used the qualitative approach and concluded that it was more-likely-than-not that its Krillase assets were not impaired during the years ended December 31, 2021 and 2020.

MARIZYME, INC.

Notes to the Consolidated Financial Statements

December 31, 2021

DuraGraft

As part of Somah acquisition (Note 2), Marizyme purchased $18,170,000 of intangible assets related to the DuraGraft® technology. No impairment has been recognized on DuraGraft intangible assets for the years ended December 31, 2021 and 2020.

My Health Logic

As part of My Health Logic acquisition (Note 2), Marizyme purchased MHL’s lab-on-chip technology platform and its patient-centric, digital point-of-care screening device, MATLOC 1, fair valued at an aggregate amount of $6,600,000.

Intangible Assets	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Krillase intangible assets	$28,600,000	$-	$28,600,000	$28,600,000	$-	$28,600,000
Patents in process	122,745	-	122,745	119,971	-	119,971
DuraGraft patent	5,256,000	(572,768)	4,683,232	14,147,729	(589,489)	13,558,240
DuraGraft - Distributor relationship	308,000	(43,633)	264,367	-	-	-
DuraGraft IPR&D - Cyto Protectant Life Sciences	12,606,000	-	12,606,000	-	-	-
My Health Logic - Trade name	450,000	(804)	449,196	-	-	-
My Health Logic - Biotechnology	4,600,000	(6,765)	4,593,235	-	-	-
My Health Logic - Software	1,550,000	(2,583)	1,547,417	-	-	-
Total intangible assets	$53,492,745	$(626,553)	$52,866,192	$42,867,700	$(589,489)	$42,278,211

Goodwill	DuraGraft	My Health Logic	Total
Balance, December 31, 2020	$-	$-	$-
Additions on acquisitions	5,416,000	1,774,656	7,190,656
Impairment	-	-	-
Balance, December 31, 2021	$5,416,000	$1,774,656	$7,190,656

The following changes to the Company’s intangible assets had taken place in the periods indicated:

Balance, December 31, 2019	$28,613,000
Acquired in asset purchase agreement	14,147,729
Additions	106,971
Amortization expense	(589,489)
Balance, December 31, 2020	$42,278,211
Acquired in Somah Transaction[1]	4,022,271
Acquired in MHL Transaction	6,600,000
Additions	2,775
Amortization expense[1]	(37,065)
Balance, December 31, 2021	$52,866,192

[1]	To account for Somah Transaction measurement period adjustments, the Company restated the Quarterly Report on Form 10-Q for the three and six month ended June 30, 2021, originally filed on August 23, 2021. As a result of the restatement, the value of DuraGraft intangibles purchased with the Somah Transaction increased by $4,022,271 and related overestimated amortization of the intangibles decreased by $898,026 for the year ended December 31, 2021.

As the result of the Somah Transaction measurement period adjustments, the Company has recorded amortization expense of $37,066 on its intangibles for the year ended December 31, 2021 (2020 - $589,489).

Future amortizations for DuraGraft and My Health Logic intangible assets for the next five years will be $841,172 for each year from 2022 through 2026 and $7,331,585 for 2027 and thereafter. Amortization related to in process research and development will be determined upon the Company achieving commercialization.